ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)				4 Months Ended	6 Months Ended
	Nov. 12, 2020	Nov. 09, 2020	Nov. 03, 2020	Dec. 31, 2020	Jun. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Proceeds from private placement				$ 5,450,000
Cash placed in a trust account				116,150,000
Transaction costs				6,731,655	$ 6,731,655
Underwriting discount			$ 2,000,000	2,300,000	2,300,000
Deferred underwriting commissions				4,025,000	4,025,000
Other Offering costs				$ 406,655	$ 406,655
Percentage of asset held in trust account				80.00%	80.00%
Business combination, percentage of voting securities				50.00%	50.00%
Sale of the founder shares				$ 25,000	$ 25,000
Advances				120,000
Cash				1,184,215	68,386
Working capital deficiency					$ 1,249,774
Tax obligation, maximum amount				$ 100,000
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units per share			$ 10.00
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering			10,000,000
Sale of units per share			$ 10.00
Sale of units in initial public offering aggragate amount			$ 100,000,000
Private Placement [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering			500,000
Sale of units per share	$ 10.00
Sale of units in initial public offering aggragate amount	$ 450,000	$ 15,000,000	$ 5,000,000
Number of Over-Allotment Units	500,000	1,000,000
Proceeds from private placement	$ 15,000,000
Deferred underwriting fees	300,000
Underwriting discount	$ 300,000	$ 300,000
Private Placement [Member] | Sponsors [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		45,000
Sale of units per share		$ 10.00
Proceeds from private placement		$ 450,000
Purchase price		$ 10
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering				1,500,000